Interest in Joint Operation (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of joint operations [line items]
Non-current assets	$ 8,195.1		$ 6,338.6
Property, plant and equipment	7,298.4		5,074.4
Environmental trust funds	125.2		109.6		$ 98.8
Cash and cash equivalents	860.2		648.7		$ 769.4	$ 524.7
Inventories	699.3		827.9
Total assets	10,142.9		8,226.3
Retained earnings	3,858.0		2,963.9
Non-current liabilities	3,065.6		2,100.7
Deferred taxation	503.8		389.3
Finance lease liabilities	363.3		359.7
Long-term incentive plan	20.0		40.5
Current liabilities	1,710.4		1,505.8
Trade and other payables	651.1		643.9
Current portion of finance lease liabilities	86.9		76.7
Total equity and liabilities	10,142.9		8,226.3
Total for all joint operations
Disclosure of joint operations [line items]
Non-current assets	473.5	$ 764.0	507.0	$ 744.4
Property, plant and equipment	473.5	764.0	507.0	744.4
Current assets	68.2	110.1	70.3	103.2
Cash and cash equivalents	20.6	33.3	19.8	29.1
Inventories	38.5	62.1	47.2	69.3
Other receivables	9.1	14.7	3.3	4.8
Total assets	541.7	874.1	577.3	847.6
Retained earnings	244.8	395.1	168.5	247.4
Non-current liabilities	150.6	243.0	162.9	239.2
Deferred taxation	63.0	101.6	60.4	88.7
Finance lease liabilities	65.0	104.9	77.6	114.0
Environmental rehabilitation costs	20.9	33.7	22.2	32.6
Long-term incentive plan	1.7	2.8	2.7	3.9
Current liabilities	146.3	236.0	245.9	361.0
Related entity loans payable	105.7	170.5	209.6	307.6
Trade and other payables	32.3	52.1	27.2	40.0
Current portion of finance lease liabilities	8.3	13.4	9.1	13.4
Total equity and liabilities	$ 541.7	$ 874.1	$ 577.3	$ 847.6